UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  JUNE 30, 2005

Check here if Amendment [  ];      Amendment Number:  _________
This Amendment (Check only one.):      [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DOLPHIN FINANCIAL PARTNERS, L.L.C.
           -----------------------------------
Address:   96 CUMMINGS POINT RD.
           -----------------------------------
           STAMFORD, CT  06902
           -----------------------------------

Form 13F File Number:  28-11307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
           -------------------------------------------------
Title:     SENIOR MANAGING DIRECTOR OF DOLPHIN HOLDINGS CORP.
           -------------------------------------------------
Phone:     (203) 358-8000
           -------------------------------------------------

Signature, Place, and Date of Signing:

                                         Stamford, CT              8/12/05
--------------------------------     -------------------        --------------
         [Signature]                    [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number         Name
     28-________________          ___________________________________

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   1

Number 13F Information Table Entry Total: 18

Form 13F Information Table Value Total:   $60,976,151

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.         Form 13F File Number                       Name

1           28-11256                                   Donald T. Netter
            --------                                   ----------------

FORM 13F INFORMATION TABLE


                           TITLE OF              SHARES/PRN AMT     VALUE        SH/  PUT/ INVSTMT  OTHER       VOTING AUTHORITY
        NAME OF ISSUER      CLASS       CUSIP                                    PRN  CALL DSCRETN MANAGERS   SOLE    SHARED  NONE

ANGELICA CORP                 COM      034663104     135,000    $   3,308,850     SH       DEFINED           135000
ARTESYN TECHNOLOGIES INC      COM      043127109     314,385    $   2,735,150     SH       DEFINED           314385
CIRCUIT CITY STORES INC       COM      172737108     113,400    $   1,960,686     SH       DEFINED           113400
DOUBLECLICK INC               COM      258609304     209,848    $   1,760,625     SH       DEFINED           209848

EMERSON RADIO CORP            COM      291087203      81,300    $     226,827     SH       DEFINED            81300
GOLD BANC CORPORATION INC     COM      379907108   1,010,000    $  14,695,500     SH       DEFINED          1010000
HOLLINGER INTL INC            CL A     435569108     293,041    $   2,933,340     SH       DEFINED           293041
INSIGHT COMMUNICATIONS CO     CL A     45768V108     501,920    $   5,571,312     SH       DEFINED           501920
JOHNSON OUTDOORS INC          CL A     479167108     173,115    $   3,032,975     SH       DEFINED           173115
KATY INDS INC                 COM      486026107     123,140    $     394,048     SH       DEFINED           123140
MORGAN STANLEY              COM NEW    617446448     150,000    $   7,870,500     SH       DEFINED           150000
MYLAN LABS INC                COM      628530107      35,000    $     673,400     SH       DEFINED            35000
OFFICEMAX INC                 COM      67622P101      21,000    $     625,170     SH       DEFINED            21000
SYNAGRO TECHNOLOGIES INC    COM NEW    871562203      94,200    $     454,986     SH       DEFINED            94200

TITAN CORP                    COM      888266103      79,300    $   1,803,282     SH       DEFINED            79300

TOYS R US INC                 COM      892335100      50,000    $   1,324,000     SH       DEFINED            50000
VERITAS SOFTWARE CORP.        COM      923436109     150,000    $   3,666,000     SH       DEFINED           150000
WALTER INDUSTRIES INC         COM      93317Q105     197,500    $   7,939,500     SH       DEFINED           197500